Other liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Other liabilities
Cash payables, debt purchases	kr 194	kr 2,011
Other	261	455
Total	kr 455	kr 2,466